SBA Loan Payable - Schedule of Maturities (Details) - PPP Loan Conversion to SBA Loan [Member]	Mar. 31, 2026 USD ($)
SBA Loan Payable - Schedule of Maturities (Details) [Line Items]
2026 (9 months remaining)	$ 20,721
2027	27,870
2028	28,150
2029	28,433
2030	28,719
Thereafter	229,323
Total	$ 363,216